BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATION [Abstract]
BUSINESS COMBINATION
4.	BUSINESS COMBINATION

On December 20, 2015 (“the acquisition date”), the Group acquired 63% of the outstanding common shares and voting interest of Sumpay.cn and its wholly owned subsidiaries Shangmeng Services, and Hangzhou Laiqi (collectively “Sumpay.cn”). Sumpay.cn is a provider of online payment services and prepaid card services in PRC. The online payment service is a platform to process electronic payments, while the prepaid card services allows consumers to make purchases using the prepaid cards at participating local merchant stores. As a result of the acquisition, the Group will be able to directly provide payment processing services to its customers and diversify its revenue streams.

The acquisition-date fair value of the consideration transferred totaled RMB233,100, which consisted of the following:

Amount
RMB
Fair value of consideration transferred
Cash consideration	226,800
Contingent consideration	6,300
Total	233,100

The contingent consideration arrangement requires the Group to pay RMB6,300 of additional consideration to Sumpay.cn's shareholders, if Sumpay.cn's audited 2015 operating income exceeds RMB10,000. The fair value of the contingent consideration arrangement at the acquisition date was RMB6,300.

The Group recognized RMB48 of acquisition-related costs that were expensed in the current period. These costs are included in the line item “General and administrative expenses” in the statement of comprehensive income (loss).

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Group obtained a third-party valuation of certain intangible assets.

	Amount	Amortization Years
	RMB
Cash	133,599
Online payment and other licenses	185,698	15
Others	23,263
Total identifiable assets acquired	342,560

Advances from merchants	(62,138)
Deferred tax liabilities	(13,436)
Total liabilities assumed	(75,574)

Net identifiable assets acquired	266,986
Noncontrolling interests	(98,785)
Goodwill	64,899
Net assets acquired	233,100

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

Computer software	8.0 years
Online payment and other licenses	15.0 years

The fair value of the 37% noncontrolling interest in Sumpay.cn is estimated to be RMB98,785. The fair value of the noncontrolling interest was estimated using the income approach. As Sumpay.cn is a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) a discount rate of 18.61%, (b) a long-term sustainable growth rate of 3%, (c) financial multiples of companies in the same industry as Sumpay.cn and (d) adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in Sumpay.cn.

Since the acquisition, Sumpay.cn contributed RMB708 (US$109) revenues and RMB525 (US$81) losses to the Group for the year ended 2015.

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31 2014 and 2015, as if the acquisition had been completed on January 1, 2014. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31,
	2014	2015	2015
	RMB	RMB	US$

Pro forma total revenues	604,900	130,430	20,135
Pro forma net income (loss)	151,163	(327,430)	(50,546)
Pro forma net income (loss) attributable to 500.com Limited	153,341	(325,962)	(50,320)

These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Sumpay.cn to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2014, together with the consequential tax effects.